Income Taxes - Schedule of temporary differences unused tax credits and unused tax losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Differences
Receivables	$ 775,000	$ 775,000
Property, plant, and equipment and intangibles	3,284,000	2,216,000	$ 1,541,000
Financing cost	5,106,000	5,948,000	1,376,000
Inventory	4,989,000	1,373,000
Allowance for doubtful accounts	715,000	714,000
Warrant liability	2,176,686	0
Allowable capital losses	39,000	39,000	38,000
Non-capital losses available for future periods	43,437,000	30,491,000	20,708,000
Canada [Member]
Temporary Differences
Non-capital losses available for future periods	25,285,000	18,553,000	10,160,000
Israel [Member]
Temporary Differences
Non-capital losses available for future periods	18,117,000	$ 11,938,000	$ 10,548,000
United States [Member]
Temporary Differences
Non-capital losses available for future periods	$ 35,000